UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07893

Variable Annuity Portfolios
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
 SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO

SEMI-ANNUAL REPORT | JUNE 30, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

	Semi-Annual Report • June 30, 2005 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
VINCENT GAO, CFA PORTFOLIO MANAGER
VINCENT GAO, CFA

Vincent Gao has 10 years of securities business experience.

Education: Bachelor degree (merits) in Commerce from the University of NSW in Sidney, Australia, Graduate diploma in Applied Investment and Finance from the Securities Institute of Australia.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Fund seeks to achieve its investment objective by normally investing in equity securities of small cap companies and related investments. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies.

	What’s Inside

	Letter From the Chairman	1

	Fund at a Glance	4

	Fund Expenses	5

	Schedule of Investments	7

	Statement of Assets and Liabilities.	13

	Statement of Operations	14

	Statements of Changes in Net Assets	15

	Financial Highlights	16

	Notes to Financial Statements	17

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning –0.81% . Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000 Growthvii Indexes returning 3.92%, 0.11%, and -3.58%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

Within this environment, the Fund performed as follows:1

PERFORMANCE SNAPSHOT
AS OF JUNE 30, 2005
(unaudited)

6 Months

Small Cap Growth Opportunities Portfolio	–0.18%

Russell 2000 Growth Index	–3.58%

Lipper Variable Small-Cap Growth Funds Category Average	–0.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Fund returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 92 funds in the Variable Small-Cap Growth Funds Category.

[1]	The Fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

1 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Performance Review

For the six months ended June 30, 2005, shares of the Smith Barney Small Cap Growth Opportunities Portfolio returned –0.18% .These shares outperformed the Lipper Variable Small-Cap Growth Funds Category Average, which decreased 0.22% .The Fund’s unmanaged benchmark, the Russell 2000 Growth Index, returned –3.58% for the same period.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager.Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 7, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators.The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 8, 2005

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 92 funds in the Fund’s Lipper category, and excluding sales charges.

2 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market captialization of the Russell 3000 Index.

viii	The Russell 2000 Growth measures the performance of those Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values.

3 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Information Technology
26.7%
Health Care
19.5%
Financials
10.0%
Consumer Discretionary
9.7%
Energy
6.5%
Telecommunication Services
6.1%
Industrials
5.8%
Materials
4.3%
Consumer Staples
2.9%
Repurchase Agreement
8.5%
0.0%
10.0%
20.0%
30.0%
June 30, 2005

4 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Smith Barney Small Cap Growth
Opportunities Portfolio	(0.18)%	$1,000.00	$998.20	0.90%	$4.46

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Smith Barney Small Cap Growth
Opportunities Portfolio	5.00%	$1,000.00	$1,020.33	0.90%	$4.51

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 91.6%
CONSUMER DISCRETIONARY — 9.7%
Hotels, Restaurants & Leisure — 3.1%
10,000	Ctrip.com International Ltd., ADR*	$508,800
6,700	Outback Steakhouse, Inc.	303,108
10,685	Station Casinos, Inc.	709,484
17,800	Steak ‘n Shake Co.*	331,436

		1,852,828

Leisure Equipment & Products — 1.2%
19,230	Marvel Enterprises, Inc.*	379,216
10,100	SCP Pool Corp.	354,409

		733,625

Media — 1.9%
7,500	DreamWorks Animation SKG, Inc., Class A Shares*	196,500
14,600	R.H. Donnelley Corp.*	904,908

		1,101,408

Specialty Retail — 3.0%
17,600	AnnTaylor Stores Corp.*	427,328
13,500	Cabela’s, Inc., Class A Shares*	288,360
26,400	Gymboree Corp.*	360,624
10,350	Men’s Wearhouse, Inc.*	356,350
21,310	West Marine, Inc.*	384,859

		1,817,521

Textiles, Apparel & Luxury Goods — 0.5%
6,600	Reebok International Ltd.	276,078

	TOTAL CONSUMER DISCRETIONARY	5,781,460

CONSUMER STAPLES — 3.0%
Beverages — 0.5%
13,900	Cott Corp.*	303,437

Food & Staples Retailing — 0.7%
13,200	United Natural Foods, Inc.*	400,884

Food Products — 1.2%
15,910	Hain Celestial Group, Inc.*	310,245
19,400	Herbalife Ltd.*	419,234

		729,479

Household Products — 0.6%
16,900	Prestige Brands Holdings, Inc.*	329,550

	TOTAL CONSUMER STAPLES	1,763,350

See Notes to Financial Statements.

7 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

ENERGY — 6.5%
Energy Equipment & Services — 3.7%
2,540	Atwood Oceanics, Inc.*	$156,363
5,900	CARBO Ceramics, Inc.	465,864
48,300	Grey Wolf, Inc.*	357,903
59,740	Key Energy Services, Inc.*	722,854
4,907	TODCO, Class A Shares*	125,963
6,700	Universal Compression Holdings, Inc.*	242,808
5,300	Veritas DGC, Inc.*	147,022

		2,218,777

Oil, Gas & Consumable Fuels — 2.8%
7,500	Cheniere Energy, Inc.*	233,250
8,000	Comstock Resources, Inc.*	202,320
5,900	Encore Acquisition Co.*	241,900
19,200	KFx, Inc.*	274,368
7,900	OPTI Canada, Inc.*	172,411
11,930	Plains Exploration & Production Co.*	423,873
4,700	Range Resources Corp.	126,430

		1,674,552

	TOTAL ENERGY	3,893,329

FINANCIALS — 10.0%
Commercial Banks — 3.4%
1,830	City National Corp.	131,229
12,950	Cullen/Frost Bankers, Inc.	617,068
3,830	Downey Financial Corp.	280,356
9,710	East West Bancorp., Inc.	326,159
6,314	UCBH Holdings, Inc.	102,539
11,330	Westamerica Bancorp.	598,337

		2,055,688

Diversified Financial Services — 0.7%
5,855	Affiliated Managers Group, Inc.*	400,072

Insurance — 2.6%
3,660	Aspen Insurance Holdings Ltd.	100,870
11,050	IPC Holdings Ltd.	437,801
3,911	Platinum Underwriters Holdings Ltd.	124,448
38,300	Universal American Financial Corp.*	866,346

		1,529,465

See Notes to Financial Statements.

8 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Real Estate — 3.3%
4,269	Alexandria Real Estate Equities, Inc.	$313,558
23,230	American Financial Realty Trust	357,278
8,820	Ashford Hospitality Trust, Inc.	95,256
3,940	BioMed Realty Trust, Inc.	93,969
1,127	CenterPoint Properties Trust	47,672
6,512	Cousins Properties, Inc.	192,625
4,500	Global Signal, Inc.	169,425
5,150	Gramercy Capital Corp.	125,969
10,585	PS Business Parks, Inc.	470,503
4,468	United Dominion Realty Trust, Inc.	107,455

		1,973,710

	TOTAL FINANCIALS	5,958,935

HEALTH CARE — 19.5%
Biotechnology — 6.6%
33,900	Abgenix, Inc.*	290,862
7,600	Cubist Pharmaceuticals, Inc.*	100,092
39,600	CuraGen Corp.*	203,544
12,900	CV Therapeutics, Inc.*	289,218
3,340	InterMune, Inc.*	43,554
32,700	Mannkind Corp.*	328,635
60,500	Nektar Therapeutics*	1,018,820
45,310	NPS Pharmaceuticals, Inc.*	514,268
15,700	Protein Design Labs, Inc.*	317,297
16,700	Tanox, Inc.*	195,724
19,500	Telik, Inc.*	317,070
28,300	ViaCell, Inc.*	301,395

		3,920,479

Health Care Equipment & Supplies — 4.2%
25,803	Advanced Medical Optics, Inc.*	1,025,670
12,670	Cytyc Corp.*	279,500
33,970	DJ Orthopedics, Inc.*	931,797
11,100	Wright Medical Group, Inc.*	296,370

		2,533,337

Health Care Providers & Services — 5.6%
9,200	Health Net, Inc.*	351,072
29,600	LifePoint Hospitals, Inc.*	1,495,392
10,900	Molina Healthcare, Inc.*	482,434
10,900	PacifiCare Health Systems, Inc.*	778,805
5,800	WellCare Health Plans, Inc.*	205,958

		3,313,661

See Notes to Financial Statements.

9 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Pharmaceuticals — 3.1%
5,600	American Pharmaceutical Partners, Inc.*	$231,000
8,400	Andrx Corp.*	170,604
17,800	Connetics Corp.*	313,992
19,200	Impax Laboratories, Inc.*	301,440
68,900	Inspire Pharmaceuticals, Inc.*	580,138
32,310	Ista Pharmaceuticals, Inc.*	268,819

		1,865,993

	TOTAL HEALTH CARE	11,633,470

INDUSTRIALS — 5.8%
Commercial Services & Supplies — 1.9%
23,860	CSG Systems International, Inc.*	452,863
9,700	Herman Miller, Inc.	299,148
19,200	Wright Express Corp.*	354,624

		1,106,635

Construction & Engineering — 1.4%
36,640	Chicago Bridge & Iron Co. NV, New York Shares	837,590

Machinery — 0.6%
16,580	Stewart & Stevenson Services, Inc.	375,703

Trading Companies & Distributors — 1.9%
34,530	MSC Industrial Direct Co., Inc., Class A Shares	1,165,387

	TOTAL INDUSTRIALS	3,485,315

INFORMATION TECHNOLOGY — 26.7%
Communications Equipment — 6.6%
68,817	ADC Telecommunications, Inc.*	1,498,146
44,530	Arris Group, Inc.*	387,856
12,819	Avocent Corp.*	335,089
12,400	InPhonic, Inc.*	190,712
35,200	Polycom, Inc.*	524,832
58,587	Tekelec*	984,262

		3,920,897

Computers & Peripherals — 1.6%
71,900	Adaptec, Inc.*	278,972
32,390	Electronics for Imaging, Inc.*	681,485

		960,457

Electronic Equipment & Instruments — 1.1%
29,300	Dolby Laboratories, Inc., Class A Shares*	646,358

Internet Software & Services — 6.8%
27,900	Akamai Technologies, Inc.*	366,327
49,580	Digitas, Inc.*	565,708
17,530	RADWARE Ltd.*	316,942
35,800	SINA Corp.*	998,820
56,400	Sohu.com, Inc.*	1,236,288
99,800	webMethods, Inc.*	558,880

		4,042,965

See Notes to Financial Statements.

10 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

IT Services — 0.9%
15,690	ProQuest Co.*	$514,475

Semiconductors & Semiconductor Equipment — 4.6%
208,700	Applied Micro Circuits Corp.*	534,272
42,600	ASE Test Ltd.*	274,344
30,201	ChipMOS TECHNOLOGIES (Bermuda) Ltd.*	199,629
17,000	Cymer, Inc.*	447,950
36,800	Micrel, Inc.*	423,936
670,050	Zarlink Semiconductor, Inc.*	904,567

		2,784,698

Software — 5.1%
13,600	Hyperion Solutions Corp.*	547,264
11,000	Kongzhong Corp., ADR *	100,650
35,000	NetIQ Corp.*	397,250
44,100	RSA Security, Inc.*	506,268
116,500	SkillSoft PLC, ADR*	401,925
11,500	The9 Ltd., ADR*	299,460
124,579	TIBCO Software, Inc.*	814,747

		3,067,564

	TOTAL INFORMATION TECHNOLOGY	15,937,414

MATERIALS — 4.3%
Chemicals — 3.1%
7,730	Cytec Industries, Inc.	307,654
13,510	Minerals Technologies, Inc.	832,216
6,730	Scotts Miracle-Gro Co., Class A Shares*	479,243
5,040	Valspar Corp.	243,382

		1,862,495

Metals & Mining — 1.2%
15,730	Apex Silver Mines Ltd.*	216,130
21,960	Compass Minerals International, Inc.	513,864

		729,994

	TOTAL MATERIALS	2,592,489

TELECOMMUNICATION SERVICES — 6.1%
Diversified Telecommunication Services — 2.2%
88,640	Cincinnati Bell, Inc.*	381,152
42,370	Citizens Communications Co.	569,453
3,960	Commonwealth Telephone Enterprises, Inc.	165,963
9,400	New Skies Satellites Holdings Ltd.	186,590

		1,303,158

See Notes to Financial Statements.

11 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 3.9%
1,900	Crown Castle International Corp.*	$38,608
5,200	Hurray! Holding Co., Ltd., ADR*	52,416
15,200	Nextel Partners, Inc., Class A Shares*	382,584
22,880	SpectraSite, Inc.*	1,702,959
30,400	US Unwired, Inc.*	176,928

		2,353,495

	TOTAL TELECOMMUNICATION SERVICES	3,656,653

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
	(Cost — $50,786,244)	54,702,415

FACE
AMOUNT

SHORT-TERM INVESTMENT — 8.5%
Repurchase Agreement — 8.5%
$5,090,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05
	with Bank of America, 3.350% due 7/1/05; Proceeds at maturity — $5,090,474;
	(Fully collateralized by various U.S. government agency obligations,
	0.000% to 7.000% due 7/15/05 to 2/26/24; Market Value — $5,191,804)
	(Cost — $5,090,000)	5,090,000

	TOTAL INVESTMENTS — 100.1%
	(Cost — $55,876,244#)	59,792,415
	Liabilities In Excess of Other Assets — (0.1)%	(39,566)

	TOTAL NET ASSETS — 100.0%	59,752,849

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

12 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2005

ASSETS:
Investments, at value (Cost — $55,876,244)	$59,792,415
Cash	586
Receivable for securities sold	558,259
Dividends and interest receivable	20,766

Total Assets	60,372,026

LIABILITIES:
Payable for securities purchased	398,877
Payable for Fund shares repurchased	136,716
Management fee payable	28,732
Transfer agent fees payable	1,448
Trustees’ fees payable	383
Accrued expenses	53,021

Total Liabilities	619,177

Total Net Assets	$59,752,849

NET ASSETS:
Par value (Note 4)	$53
Paid-in capital in excess of par value	50,954,479
Accumulated net investment loss	(7,858)
Accumulated net realized gain on investments	4,890,004
Net unrealized appreciation of investments	3,916,171

Total Net Assets	$59,752,849

Shares Outstanding	5,251,351

Net Asset Value	$11.38

See Notes to Financial Statements.

13 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Dividends	$191,684
Interest	47,525
Less: Foreign taxes withheld	(330)

Total Investment Income	238,879

EXPENSES:
Management fee (Note 2)	212,073
Custody	29,986
Shareholder reports	20,615
Audit and tax	12,586
Legal fees	6,240
Transfer agent fees (Note 2)	2,853
Trustees’ fees	1,000
Registration fees	227
Miscellaneous expenses	1,266

Total Expenses	286,846
Less: Management fee waiver (Note 2)	(32,358)

Net Expenses	254,488

Net Investment Loss	(15,609)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net realized gain from investment transactions	2,758,483
Change in net unrealized appreciation/depreciation from investments	(2,895,260)

Net Loss on Investments	(136,777)

Decrease in Net Assets From Operations	$(152,386)

See Notes to Financial Statements.

14 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

 Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004
	2005	2004

OPERATIONS:
Net investment income (loss)	$(15,609)	$75,392
Net realized gain	2,758,483	4,780,560
Change in net unrealized appreciation/depreciation	(2,895,260)	2,656,566

Increase (Decrease) in Net Assets From Operations	(152,386)	7,512,518

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,339)
Net realized gains	—	(1,291,462)

Decrease in Net Assets From Distributions to Shareholders	—	(1,294,801)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,276,892	17,177,713
Reinvestment of distributions	—	1,294,801
Cost of shares repurchased	(4,962,030)	(9,726,171)

Increase in Net Assets From Fund Share Transactions	314,862	8,746,343

Increase in Net Assets	162,476	14,964,060
NET ASSETS:
Beginning of period	59,590,373	44,626,313

End of period*	$59,752,849	$59,590,373

* Includes accumulated net investment loss and undistributed net investment income, respectively of:	(7,858)	$7,751

See Notes to Financial Statements.

15 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

 Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2005	(1)	2004	2003		2002	2001	2000

Net Asset Value, Beginning of Period	$11.40		$10.10	$7.10		$9.55	$13.20	$13.21

Income (Loss) From Operations:
Net investment income (loss)	(0.00)	(2)	0.02	(0.03)		(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.02)		1.54	3.03		(2.42)	(2.09)	1.26

Total Income (Loss) From Operations	(0.02)		1.56	3.00		(2.45)	(2.10)	1.25

Less Distributions From:
Net investment income	—		(0.01)	—		—	—	—
Net realized gains	—		(0.25)	—		—	(1.55)	(1.26)

Total Distributions	—		(0.26)	—		—	(1.55)	(1.26)

Net Asset Value, End of Period	$11.38		$11.40	$10.10		$7.10	$9.55	$13.20

Total Return(3)	(0.18)%		15.38%	42.25	%(4)	(25.65)%	(16.22)%	9.01%

Net Assets, End of Period (000s)	$59,753		$59,590	$44,626		$20,016	$21,680	$5,305

Ratio to Average Net Assets:
Gross expenses	1.01	%(7)	1.10%	1.15%		1.45%	2.21%	4.45%
Net expenses(5)(6)	0.90	(7)	0.90	0.90		0.90	0.90	0.90
Net investment income (loss)	(0.06	)(7)	0.15	(0.30)		(0.34)	(0.17)	(0.11)

Portfolio Turnover Rate	59%		135%	168%		19%	59%	86%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Amount represents less than $0.01 per share.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all peri- ods shown. Total returns for periods of less than one year are not annualized.

(4)	0.28% of the Funds total return resulted from investments not meeting the investment policy of the Fund (See Note 9).

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.90%.

(6)	The investment manager voluntarily waived a portion of its fees.

(7)	Annualized.

See Notes to Financial Statements.

16 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund.These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)  Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)  Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)  Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.The cost of investments sold is determined by use of the specific identification method.

(d)  Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e)  Expenses. Direct expenses are charged to the Funds that incurred them and general expenses of the Variable Annuity Portfolios are allocated to the Funds based on each Fund’s relative net assets.

(f)  Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

17 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(g)  Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets values per share.

(h)  Beneficial Interest. At June 30, 2005, insurance companies affiliated with the investment adviser or their separate accounts were the record owners of all the shares of the Fund (See Note 4).

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets.This fee is calculated daily and paid monthly.

During the six months ended June 30, 2005, SBFM voluntarily waived a portion of its management fee in the amount of $32,358.This voluntary waiver can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent, PFPC Inc. (“PFPC”), acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, the Fund paid transfer agent fees of $2,853 to CTB.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

During the six months ended June 30, 2005, CGM and its affiliates did not receive any brokerage commissions from the Fund.

The Trustees of the Fund have adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75.Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan.The Fund’s allocable share of the expenses of the Plan for the six months ended June 30, 2005 and the related liability at June 30, 2005 were $515.

18 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$32,851,081

Sales	31,700,551

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,110,648
Gross unrealized depreciation	(3,194,477)

Net unrealized appreciation	$3,916,171

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees’ to issue an unlimited number of shares of beneficial interest with par value $0.00001 per share.Transactions in shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Shares sold	484,446	1,641,892
Shares issued on reinvestment	—-	113,380
Shares repurchased	(459,447)	(946,944)

Net Increase	24,999	808,328

Travelers Insurance Company and Travelers Life and Annuity Company, directly and through their separate accounts, own 93.5% of the Fund’s shares.

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 6.5% of the Fund’s shares.

5. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005.The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Trustees, including a majority of the independent Trustees, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

19 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC.The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor’) and a number of its affiliates, including Smith Barney Fund Management LLC and

20 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, onAugust 7, 2005, the Board approved the new investment management contract between the Fund and the Manager.

9. Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. Effective November 1, 2004, the Fund defines small cap companies to be those with capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russel 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for the purpose of the Fund’s 80% investment policy. Formerly, the Fund considered small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index at the time of

21 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

investment. Subsequent to a reconstitution of the Russell 2000 Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

During the year ended December 31, 2003, the Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy, resulting in a net realized loss to the fund of $25,150. Additionally, the manager reimbursed the Fund for certain losses on investments that were acquired in violation of its investment policy in the amount of $70,627.

22 Smith Barney Small Cap Growth Opportunities Portfolio | 2005 Semi-Annual Report

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

TRUSTEES
Elliott J. Berv
Mark T. Finn
R. Jay Gerken, CFA,
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank
   & Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, RI 02940-9699

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
757 Third Avenue New York, NY 10017

Variable Annuity Portfolios

Smith Barney Small Cap Growth Opportunities Portfolio The fund is a separate investment fund of the Variable Annuity Portfolios, a Massachusetts business trust.
This report is submitted for general information of the shareholders of Variable Annuity Portfolios—Smith Barney Small Cap Growth Opportunities Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

SMITH BARNEY SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

	FD02624 8/05	05-8924

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Variable Annuity Portfolios

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Variable Annuity Portfolios

Date: September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Variable Annuity Portfolios

Date: September 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Variable Annuity Portfolios

Date: September 7, 2005